S000096483 [Member] Investment Objectives and Goals - Baron SMID Cap ETF	Oct. 06, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Baron SMID Cap ETF
Objective, Primary [Text Block]	The investment goal of Baron SMID Cap ETF (the “Fund”) is capital appreciation.